First Trust Bloomberg R&D Leaders ETF Investment Strategy - First Trust Bloomberg R&D Leaders ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the total return performance of the Index, which includes dividends paid by the securities in the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Bloomberg Index Services Limited (the “Index Provider”). First Trust Advisors L.P., the Fund's investment advisor, maintains no discretion with regard to the compilation and composition of the Index or any changes thereto. According to the Index Provider, the Index is constructed to track the performance of the top 50 companies that seek to return implicit value to shareholders by reinvesting in their own growth. It aims to include companies that have consistently increased their research & development expenditures (“R&D Expenditures”) for at least 3 consecutive years and have a meaningful portion of their sales devoted to R&D Expenditures. The Fund defines each security selected for inclusion in the Index as an "R&D Leader." Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in R&D Leaders. The Index’s starting universe consists of all the securities comprising the Bloomberg US 1000 Index (the “Parent Index”). The Parent Index is composed of the 1,000 U.S.-listed securities of companies with the largest market capitalizations, which may include large- and mid-capitalization companies. The Parent Index may include common stocks, real estate investment trusts and tracking stocks. While tracking stocks (an equity security issued by a company that tracks the performance of a particular segment or division) are eligible for inclusion in the Parent Index, the Fund expects that substantially all of its investments will be in common stocks. The Index Provider classifies a company as belonging to a certain country through a holistic quantitative analysis that considers the company's country of incorporation, the location of the company’s management, the location of the company’s primary listing exchange, the company's country of domicile, the country from which the company derives the most revenue and the company’s reporting currency, among other factors. One security per issuer is permitted in the Index. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. According to the Index Provider, in order to be eligible for inclusion in the Index, a security must have data available relating to its R&D Expenditures as of the selection date for the Index and for the three prior years and its revenue, issuer free float market capitalization and 90-day average daily value traded as of the selection date for the Index. A security must be in the top 90th percentile of the Parent Index in terms of both free float market capitalization and 90-day average daily trading value. “Free float market capitalization” refers to the aggregate market capitalization (meaning share price multiplied by the number of shares readily available in the market) of the securities for a particular issuer. From the remaining eligible securities, a security must have three consecutive years of positive R&D Expenditures growth in order to remain eligible for inclusion in the Index. Of the remaining securities, a security must be in the top 90th percentile by R&D to sales ratio to remain eligible for inclusion in the Index. This ratio is calculated by dividing a company’s R&D Expenditures by its revenue as of the selection date for the Index. Of the securities that remain after applying these screens, the top 50 securities by issuer free float market capitalization are included in the Index. If there are less than 30 issuers in the Index after all of the rules in the Index selection process have been applied, then the R&D Expenditures to sales screening is relaxed and the issuers with the highest R&D Expenditures to sales ratio that failed that screening but that passed all of the other screenings are added to the Index until there are 30 issuers selected for inclusion in the Index. If there are still less than 30 issuers in the Index, then the remaining ineligible issuers that passed the Index Provider's investability screening are ranked by their R&D Expenditures (as of the selection date for the Index), and issuers are added to the Index until there are 30 issuers selected for inclusion in the Index. Securities selected for inclusion in the Index are initially weighted based upon issuer free float market capitalization. Issuer's weights are then capped such that no issuer's weight shall exceed 8% and only the top five issuers by free flow market capitalization may have a weight exceeding 4%. Additionally, no sector's weight shall exceed 40%, where a sector refers to the Bloomberg Industry Classification Standard (BICS) level 1 sector. Any excess weight from capping is redistributed proportionally to all the remaining uncapped issuers until there are no issuers with weight greater than 8%, at most five issuers with weight greater than 4%, and no sector with a weight of greater than 40%. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 50 securities. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invest more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2025, the Index was composed of 50 securities. As of June 30, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.